Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000135931 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	81.31%
C000135931 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000135931 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.56%
C000135931 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000135931 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000135931 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000135931 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000135931 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000135931 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000135931 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
C000135931 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000135931 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.18%
C000135931 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.13%
C000135931 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.29%
C000006426 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	81.31%
C000006426 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000006426 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.56%
C000006426 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000006426 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006426 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000006426 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000006426 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000006426 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000006426 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
C000006426 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000006426 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.18%
C000006426 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.13%
C000006426 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.29%
C000006424 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	81.31%
C000006424 [Member] | VIRGIN ISLANDS, US
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000006424 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	13.56%
C000006424 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000006424 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006424 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000006424 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000006424 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000006424 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000006424 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
C000006424 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000006424 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.18%
C000006424 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.13%
C000006424 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.29%